Steward Funds, Inc

15375 Memorial Dr., Suite 200

Houston, TX 77079

May 22, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Steward Funds, Inc. (“Registrant”)
File Nos. 002-28174; 811-01597

Dear Sir or Madam:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised definitive versions of the Prospectus and Statement of Additional Information for the Funds, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497 under the Securities Act on May 3, 2019, Accession No: 0001144204-19-023677. The purpose of this filing is to submit and XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General instructions C.3.(g) of Form N-1A.

If questions regarding this filing, please contact the undersigned at 1-800-262-6631.

/s/ Michael L. Kern

Michael L. Kern

President